DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
Variation in Prices
National Consumer Price Index	3,533.19	1,134.59	582.46
Banco Nacin US$/$ exchange rate	808.45	177.16	102.72
Commodity price risk
Variation in Prices
Annual (as a percent)	211.40%	94.80%	50.90%
Currency risk
Variation in Prices
Annual (as a percent)	356.30%	72.50%	22.10%